Leases (Tables)	12 Months Ended
Feb. 01, 2015
Leases [Abstract]
Future Minimum Principal and Interest Payments	Future minimum principal and interest payments due to us under these notes are as follows:

2015	2016	2017	2018	2019	THEREAFTER	TOTAL
$489	$489	$489	$489	$489	$937	$3,382